Schedule of detailed information about right-of-use assets (Details) - USD ($)	9 Months Ended
	May 31, 2022	May 31, 2021
Balance, beginning of year	$ 557,022	$ 550,478
Acquired
Depreciation	(166,004)	(143,940)
Impairment	(209,934)
Held for sale - Eden Games	(16,036)
Effect of foreign exchange	(3,210)	2,532
Balance, ending of year	$ 161,838	$ 409,070